Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 5,562,363	¥ 5,647,007
Reclassification to current liabilities (Current portion)	(1,680,614)	(1,624,817)
Total	3,881,749	4,022,190
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,253,429	1,290,579
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	2,885,168	2,909,568
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	454,543	459,510
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 969,223	¥ 987,350